Income Taxes (Details Narrative) £ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 GBP (£)	Dec. 31, 2018 CAD ($)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Deferred tax assets	$ 12,412		$ 10,799
Foreign tax credits to offset taxes payable	3,500
Canadian capital losses	7,900
Carried back to prior year capital gains	600,200
Capital gains	43,900
Temporary differences not recognized	$ 25,800
Foreign tax credit expire date	Expire between 2020 to 2026
UNITED KINGDOM
Disclosure of disaggregation of revenue from contracts with customers [line items]
Deferred tax assets	$ 21,200
Foreign tax credits to offset taxes payable	4,800
Tax losses carried forward	125,000
Deferred tax asset deduct against future taxable income	$ 11,400
UNITED KINGDOM | British Pound Sterling
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage of maximum amount of profit carried-forward	50.00%
Allowance of unrestricted taxable income | £		£ 5,000
BRAZIL
Disclosure of disaggregation of revenue from contracts with customers [line items]
Tax losses carried forward	$ 2,200
Percentage of maximum amount of profit carried-forward	30.00%
Deferred tax asset deduct against future taxable income	$ 6,500